Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 2,453,874	$ 2,374,644	$ 2,500,324
Policy loans	(964,847)	(955,662)	(1,008,852)
Policy loan repayments and interest	1,589,698	1,664,535	1,782,672
Surrenders, withdrawals and death benefits	(3,843,157)	(3,959,646)	(4,023,585)
Net transfers from/(to) other subaccounts or fixed rate option	(1,078,379)	(1,010,619)	(490,642)
Miscellaneous transactions	5,018	9,772	10,606
Administrative and other charges	(1,857,652)	(1,935,801)	(2,045,405)
Net Contributions (Withdrawals) by Contract Owners	(3,695,445)	(3,812,777)	(3,274,882)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	2,296,578	2,211,649	2,332,773
Policy loans	(891,790)	(883,472)	(944,232)
Policy loan repayments and interest	1,523,621	1,526,708	1,661,227
Surrenders, withdrawals and death benefits	(3,484,541)	(3,567,844)	(3,413,048)
Net transfers from/(to) other subaccounts or fixed rate option	(1,013,153)	(956,277)	(370,004)
Miscellaneous transactions	5,668	12,164	5,721
Administrative and other charges	(1,675,713)	(1,754,899)	(1,860,803)
Net Contributions (Withdrawals) by Contract Owners	(3,239,330)	(3,411,971)	(2,588,366)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	157,296	162,995	167,551
Policy loans	(61,152)	(55,521)	(46,919)
Policy loan repayments and interest	52,640	56,834	64,768
Surrenders, withdrawals and death benefits	(238,698)	(189,130)	(215,582)
Net transfers from/(to) other subaccounts or fixed rate option	(51,437)	(54,342)	(118,820)
Miscellaneous transactions	(657)	(1,245)	2,425
Administrative and other charges	(170,977)	(169,362)	(172,386)
Net Contributions (Withdrawals) by Contract Owners	(312,985)	(249,771)	(318,963)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(205)	(901)	(15,032)
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	(205)	(901)	(15,032)
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	(11,905)	(16,669)	(17,701)
Policy loan repayments and interest	13,437	80,993	56,677
Surrenders, withdrawals and death benefits	(119,713)	(201,771)	(379,923)
Net transfers from/(to) other subaccounts or fixed rate option	(13,789)	0	(1,818)
Miscellaneous transactions	7	(1,147)	2,460
Administrative and other charges	(10,962)	(11,540)	(12,216)
Net Contributions (Withdrawals) by Contract Owners	$ (142,925)	$ (150,134)	$ (352,521)